Expense Example - Nuveen International Value Fund	Jun. 30, 2025 USD ($)
Nuveen International Value Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,021
Nuveen International Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	2,349
Nuveen International Value Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,248